DISTRIBUTIONS TO STAPLED UNITHOLDERS	12 Months Ended
Dec. 31, 2021
DISTRIBUTIONS TO STAPLED UNITHOLDERS
DISTRIBUTIONS TO STAPLED UNITHOLDERS

11. DISTRIBUTIONS TO STAPLED UNITHOLDERS
Total distributions declared to stapled unitholders in the year ended December 31, 2021 were $192.6 million (2020 — $165.4 million) or $3.01 per stapled unit (2020 — $2.91 per stapled unit).
Distributions payable at December 31, 2021 of $17.0 million (25.8 cents per stapled unit), representing the December 2021 monthly distribution, were paid on January 14, 2022. Distributions payable at December 31, 2020 of $15.4 million were paid on January 15, 2021 and represented the December 2020 monthly distribution.

Subsequent to December 31, 2021, the distributions declared in January 2022 in the amount of $17.0 million or 25.8 cents per stapled unit were paid on February 15, 2022 and the distributions declared in February 2022 of $17.0 million or 25.8 cents per stapled unit will be paid on March 15, 2022.